Basis of Presentation - Going concern (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Basis of Presentation
Current assets	$ 450,737	$ 325,580
Current liabilities	511,770	779,123
Working capital position	(61,033)
Unearned revenue	$ 72,901	$ 69,768